[Aetna Logo]                                              151 Farmington Avenue
[Aetna Letterhead]                                        Hartford, CT 06156



                                                          Katherine K. Gaudreau
                                                          Paralegal
                                                          ARS Law TS31
September 2, 1999                                         (860) 273-3892
                                                          Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Multiple Sponsored Retirement Options
     File Nos.:  333-01107* and 811-2513
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 ("Amendment No. 16") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 16 which was declared effective on September 1, 1999. The text of Amendment No. 16 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

Sincerely,

/s/ Katherine K. Gaudreau

Katherine K. Gaudreau


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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).